GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL

12.GOODWILL

Goodwill allocated to the Group's reportable segments as of December 31, 2011 and 2012 and changes in the carrying amount of goodwill during the years ended December 31, 2011 and 2012 are as follows:

		FAW-	FAW-		Shanghai-	Chang-an	GAC-
	Audi	Volkswagen	Mazda	Toyota	Volkswagen	Mazda	Honda	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net balance at December 31, 2010	-	-	-	-	-	-	-	-
Goodwill acquired	-	34,175	9,620	15,735	-	-	14,104	73,634
Impairment loss	-	-	-	-	-	-	-	-

Net balance at December 31, 2011	-	34,175	9,620	15,735	-	-	14,104	73,634

Goodwill acquired	-	-	-	-	-	-	-	-
Impairment loss	-	-	-	-	-	-	-	-

Net balance at December 31, 2012	-	34,175	9,620	15,735	-	-	14,104	73,634